WORLD FUNDS, INC.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
800-527-9525

May 27, 2011

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549

Re:	World Funds, Inc. (File Nos. 333-29289 and 811-08255); on behalf of the REMS Real Estate 50/50 Income Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

On behalf of the World Funds, Inc. (“Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in the Registrants’ Post-Effective Amendment No. 80 filed with the Commission on May 2, 2011, as supplemented on May 23, 2011, with respect to the Fund’s Institutional Shares.

If you have any questions concerning this matter please contact the undersigned at 800-527-9525.

Sincerely,
World Funds, Inc.

 /s/ John Pasco, III

John Pasco, III
Chairman and Chief Executive Officer

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase